UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number   811-21201
                                               -------------------

                       UBS Technology Partners Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2005

--------------------------------------------------------------------------------


                                                                                                  REALIZED AND
                                                                                                   UNREALIZED
                                                                                  % OF             GAIN/(LOSS)
                                                                                 MEMBERS'             FROM
INVESTMENT FUND:                                    COST         FAIR VALUE      CAPITAL           INVESTMENTS          LIQUIDITY
-----------------------------------            -------------   -------------    -----------       -------------      ---------------
Andor Technology Perennial Fund, L.P.          $          --       9,048,916           3.40%      $     269,238             *
Andor Technology Small Cap Fund, L.P.              6,776,000       8,982,775           3.38             733,414             *

Artis Technology Qualified Partners, L.P.          8,250,000      16,300,748           6.13           1,847,212         Quarterly
Artis Technology Qualified 2X, L.P.               10,750,000      13,755,288           5.17           2,282,931         Quarterly

Cavalry Technology, L.P.                          15,000,000      20,143,065           7.57           1,490,403         Quarterly
Coatue Qualified Partners, LP                     13,000,000      21,430,896           8.05           6,630,328         Quarterly
Intrepid Capital Fund (QP), L.P.                  11,312,000      32,359,342          12.16           2,704,838         Quarterly
Loch Fund, L.P.                                   25,550,000      29,732,211          11.17           1,813,876         Quarterly
Mosaic Technology Fund, L.P.                              --          27,954           0.01              56,792            **
Seligman Technology                               17,000,000      18,602,972           6.99           1,602,972         Quarterly
Shannon River Partner II LP                       10,000,000      10,464,957           3.93             464,957         Quarterly
Sidus Investments, Ltd. Series A1                 10,000,000      11,149,469           4.19             573,650         Quarterly
Sidus Investments, Ltd. Series A2                  1,000,000       1,144,925           0.43             227,082         Quarterly
Sidus Investments, Ltd. Series A3                  5,000,000       5,261,781           1.98             272,817         Quarterly
Special Situation                                 10,000,000       9,985,550           3.75             (14,450)      Semi Annually
TCS Capital II, L.P.                              20,000,000      32,804,858          12.33           4,367,236       Semi Annually
Tiger Technology Fund, L.P.                       10,000,000      23,421,541           8.80           4,816,818         Annually
Redeemed Investment Funds:                                --              --             --            (707,658)
                                               -------------   -------------    -----------       -------------
TOTAL                                          $ 173,638,000   $ 264,617,248          99.44%      $  29,432,456
                                               =============   =============    ===========       =============

*     Annually for full withdrawals, quarterly for partial withdrawals.

** The liquidity of the Fund's investments is driven by the Investment Fund's ability to liquidate its Private Investments.







                                                                               5


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Technology Partners Fund L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)


Date                             November 30, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)


Date                             November 30, 2005
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)


Date                             November 30, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.